UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Micro Cap Fund

	Shares	Value ($)

Common Stocks 100.4%
Consumer Discretionary 20.3%
Hotels Restaurants & Leisure 9.0%
Buffalo Wild Wings, Inc.*	61,300	3,261,160
Century Casinos, Inc.*	65,400	729,864
McCormick & Schmick's Seafood Restaurants, Inc.*	91,100	2,190,044

		6,181,068

Internet & Catalog Retail 3.0%
dELiA*s, Inc.*	198,800	2,085,412
Leisure Equipment & Products 1.1%
MarineMax, Inc.* (a)	29,300	759,749
Media 1.1%
RRSat Global Communications Network Ltd.*	59,100	767,118
Specialty Retail 2.6%
Zumiez, Inc.*	60,500	1,787,170
Textiles, Apparel & Luxury Goods 3.5%
Everlast Worldwide, Inc.* (a)	42,500	722,500
Volcom, Inc.*	57,200	1,691,404

		2,413,904
Consumer Staples 6.8%
Food & Staples Retailing 3.4%
Wild Oats Markets, Inc.* (a)	164,200	2,361,196
Food Products 3.4%
Green Mountain Coffee Roasters, Inc.* (a)	47,100	2,318,733
Energy 8.4%
Energy Equipment & Services 2.5%
Superior Well Services, Inc.* (a)	66,100	1,689,516
Oil, Gas & Consumable Fuels 5.9%
Arena Resources, Inc.*	35,500	1,516,205
Carrizo Oil & Gas, Inc.*	70,200	2,037,204
Kodiak Oil & Gas Corp.*	135,000	529,200

		4,082,609
Financials 5.6%
Capital Markets
Sanders Morris Harris Group, Inc.	121,800	1,555,386
Thomas Weisel Partners Group, Inc.* (a)	108,300	2,285,130

		3,840,516
Health Care 26.8%
Health Care Equipment & Supplies 5.0%
Micrus Endovascular Corp.*	115,900	2,211,372
Spectranetics Corp.*	110,820	1,251,158

		3,462,530
Health Care Providers & Services 17.7%
Air Methods Corp.*	85,400	2,384,368
Allion Healthcare, Inc.* (a)	394,600	2,825,336
Amedisys, Inc.*	31,667	1,040,883
HMS Holdings Corp.*	110,500	1,674,075
Nighthawk Radiology Holdings, Inc.* (a)	79,000	2,014,500
Providence Service Corp.* (a)	89,100	2,239,083

		12,178,245
Health Care Technology 3.7%
Emageon, Inc.* (a)	46,000	706,560
MEDecision, Inc.*	100,000	1,000,000
TriZetto Group, Inc.*	46,900	861,553

		2,568,113
Pharmaceuticals 0.4%
Obagi Medical Products, Inc.*	25,900	267,029

Industrials 10.0%
Commercial Services & Supplies 3.9%
Fuel-Tech NV*	108,200	2,666,048
Machinery 5.1%
Badger Meter, Inc. (a)	75,700	2,096,890
RBC Bearings, Inc.*	50,000	1,433,000

		3,529,890
Road & Rail 1.0%
Celadon Group, Inc.*	41,750	699,313
Information Technology 21.5%
Communications Equipment 6.8%
EMS Technologies, Inc.*	97,300	1,948,919
Ixia*	121,200	1,163,520
Occam Networks, Inc.*	95,700	1,579,050

		4,691,489
Internet Software & Services 7.9%
Bankrate, Inc.* (a)	49,600	1,882,320
CyberSource Corp.*	156,200	1,721,324
Perficient, Inc.*	114,200	1,874,022

		5,477,666
Semiconductors & Semiconductor Equipment 2.3%
Standard Microsystems Corp.*	57,700	1,614,446
Software 4.5%
Sonic Solutions*	100,100	1,631,630
Witness Systems, Inc.*	83,000	1,454,990

		3,086,620
Materials 1.0%
Metals & Mining
Claymont Steel Holdings, Inc.*	38,100	700,659

Total Common Stocks (Cost $56,394,225)		69,229,039
Securities Lending Collateral 21.6%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $14,921,590)	14,921,590	14,921,590
Cash Equivalents 0.4%
Cash Management QP Trust, 5.46% (d) (Cost $272,624)	272,624	272,624
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 71,588,439)	122.4	84,423,253
Other Assets and Liabilities, Net	(22.4)	(15,429,414)

Net Assets	100.0	68,993,839

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $14,585,458 which is 21.1% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007